LEASES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating Lease, Expense	$ 0	$ 52,314
Office Space [Member]
Operating Lease, Expense	1,746	1,746
Furnished Premises [Member]
Operating Lease, Expense	$ 0	$ 50,568